Note 26 - Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 228,731	€ 221,746
Interest-bearing deposits [Abstract]
Demand deposits	135,276	126,280
Time deposits	121,120	130,039
Savings deposits	87,081	86,340
Total interest-bearing deposits	343,477	342,659
Total deposits	€ 572,208	€ 564,405